MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 — MARKETABLE SECURITIES

The following table sets forth the Company’s marketable securities for the indicated period:

December 31,
2018
Level 2 securities:
U.S government and agency bonds	$7,933
Canada government bonds	1,009
Other foreign government bonds	5,259
Corporate bonds*	42,461
Total	$56,662

* Investments in Corporate bonds rated A or higher.

The Company’s debt securities are traded in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Accordingly, these assets are categorized as Level 2.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the year ended December 31, 2018:

Marketable securities

Balance at beginning of the year	$-
Additions	71,783
Sale or maturity	(15,092)
Changes in fair value during the year	(29)
Balance at end of the period	$56,662

As of December 31, 2018, the Company’s debt securities had the following maturity dates:

Market value
December 31,
2018
Due within one year	54,151
1 to 2 years	2,511
Total	56,662